Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000171464 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Diversified Income Fund (Class R6) – including sales charge
Average Annual Return, Percent	6.91%	0.67%	2.70%
C000010960 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Diversified Income Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	6.69%	0.56%		2.66%
C000010959 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Diversified Income Fund (Class R) – including sales charge
Average Annual Return, Percent	6.16%	0.05%		2.15%
C000010958 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Diversified Income Fund (Class C) – including sales charge
Average Annual Return, Percent	4.77%	(0.42%)		1.64%
C000010956 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Diversified Income Fund (Class A) – including sales charge
Average Annual Return, Percent	1.63%	(0.60%)		1.94%
Without Sales Load [Member] | C000171464 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Diversified Income Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	6.91%	0.67%	2.70%
Without Sales Load [Member] | C000010960 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Diversified Income Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	6.69%	0.56%		2.66%
Without Sales Load [Member] | C000010959 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Diversified Income Fund (Class R) – excluding sales charge
Average Annual Return, Percent	6.16%	0.05%		2.15%
Without Sales Load [Member] | C000010958 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Diversified Income Fund (Class C) – excluding sales charge
Average Annual Return, Percent	5.77%	(0.42%)		1.64%
Without Sales Load [Member] | C000010956 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Diversified Income Fund (Class A) – excluding sales charge
Average Annual Return, Percent	6.42%	0.31%		2.40%
Bloomberg US Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.72%	1.90%